Commitments and Contingencies (Details Textual) - USD ($)		1 Months Ended		6 Months Ended	12 Months Ended
	Sep. 03, 2014	Apr. 27, 2013	Feb. 28, 2007	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies (Textual)
Number of common shares transferred to third party				500,000
Expiration date of option						May 31, 2018
Commitments related to agreements						$ 375,000
Payment for commitment milestones	$ 10,000,000	$ 7,000,000		$ 7,900,000		$ 7,900,000
Percentage for royalties				6.00%		6.00%
Monthly rent amount before increment						$ 12,300
Monthly rent amount before increment, per square foot						20.85
Monthly rent amount increment						12,375
Monthly rent amount increment per square foot						20.95
Monthly rent amount after increment						12,460
Monthly rent amount after increment, per square foot						21.13
Shares issued in connection with acquisition of in-process research and development						3,750,000
Payments of cash acquired	$ 250,000					$ 250,000
Number of months after that rent increases						12 months
Number of remaining months for which increased rent paid						12 months
Restricted securities	Payments will be payable in restricted securities of the Company not to exceed 19.9% ownership of the Company's outstanding stock.
Percentage of ownership outstanding stock	$ 19.9
Lease agreement expire					May 30, 2018
Common Stock [Member]
Commitments and Contingencies (Textual)
Shares issued in connection with acquisition of in-process research and development						$ 1,849
Shares issued in connection with acquisition of in-process research and development,shares						$ 1,849,113
Dr. Schaber [Member]
Commitments and Contingencies (Textual)
Number of common shares transferred to third party			50,000